iShares®

iShares U.S. ETF Trust

Supplement dated June 20, 2024

to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”) for the BlackRock Ultra Short-Term Bond ETF (ICSH) (the “Fund”)

The following changes for the Fund will be effective on June 21, 2024.

The section of the Fund’s Summary Prospectus entitled “Management – Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers. Eric Hiatt, James Mauro and Bradford Glessner (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Hiatt, Mr. Mauro and Mr. Glessner have been Portfolio Managers of the Fund since 2022, 2021 and 2024, respectively.

The section of the Fund’s Prospectus entitled “Management – Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers. Eric Hiatt, James Mauro and Bradford Glessner are primarily responsible for the day-to-day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, developing and implementing the Fund’s investment process and investment strategy, researching and reviewing investment strategy and overseeing members of their respective portfolio management teams who have more limited responsibilities.

Eric Hiatt has been employed by BFA or its affiliates as a portfolio manager since 2012. Prior to that, Mr. Hiatt was Senior Vice President and portfolio manager at Dwight Asset Management from 2009 to 2012. Mr. Hiatt has been a Portfolio Manager of the Fund since 2022.

James Mauro has been employed by BFA or its affiliates as a portfolio manager since 2011. Prior to that, Mr. Mauro was a Vice President at State Street Global Advisors. Mr. Mauro has been a Portfolio Manager of the Fund since 2021.

Bradford Glessner, CFA has been with BlackRock since 2013. Mr. Glessner has been employed by BlackRock as a Director since 2016 and as a Senior Portfolio Manager in the BlackRock U.S. Cash Management Group since 2013. Prior to that, Mr. Glessner was Senior Trader at Bank of New York Mellon from 2004 to 2013. Mr. Glessner has been a Portfolio Manager of the Fund since 2024.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in the Fund.

In the section “Portfolio Managers” of the Funds’ SAI, the following is added to the table listing each Portfolio Manager’s other types of portfolios and/or accounts:

Bradford Glessner*

Types of Accounts	Number	Total Assets

Registered Investment Companies	8	$9,713,000,000

Other Pooled Investment Vehicles	19	24,835,000,000

Other Accounts	155	55,579,000,000

*	Portfolio Manager for BlackRock Ultra Short-Term Bond ETF only. Information for Mr. Glessner is provided as of May 31, 2024.

In the section “Portfolio Managers” of the Funds’ SAI, the following is added to the table listing each Portfolio Manager’s portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts:

Bradford Glessner*

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	N/A	N/A

Other Pooled Investment Vehicles	N/A	N/A

Other Accounts	N/A	N/A

*	Portfolio Manager for BlackRock Ultra Short-Term Bond ETF only. Information for Mr. Glessner is provided as of May 31, 2024.

In the section “Portfolio Managers” of the Funds’ SAI, the following is added to the table listing each Portfolio Manager’s beneficial ownership of shares of the Funds for which they are primarily responsible for the day-to-day management:

Bradford Glessner*

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m

BlackRock Short Maturity Bond ETF	X

BlackRock Short Maturity Municipal Bond ETF	X

BlackRock Ultra Short-Term Bond ETF	X

*	Information for Mr. Glessner is provided as of May 31, 2024.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-ICSH-0624

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